Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of past-due loan principal and financing service fee receivables - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Total current	¥ 7,489,308,923	¥ 8,895,877,818
Total loans	9,688,941,024	11,366,097,286
Total non-accrual	1,128,556,948	1,632,882,956
Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total current	6,359,429,772	4,717,551,274
Total loans	7,634,941,223	4,950,297,027
Total non-accrual	419,754,619	26,242,451
Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total current	1,129,879,151	4,178,326,544
Total loans	2,053,999,801	6,415,800,259
Total non-accrual	708,802,329	1,606,640,505
First lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total current	2,684,453,719	1,998,813,257
Total loans	3,275,999,622	2,096,716,460
Total non-accrual	219,889,201	9,843,605
First lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total current	488,499,217	1,643,032,283
Total loans	923,477,813	2,596,832,875
Total non-accrual	352,247,840	699,118,783
Second lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total current	3,674,976,053	2,718,738,017
Total loans	4,358,941,601	2,853,580,567
Total non-accrual	199,865,418	16,398,846
Second lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total current	641,379,934	2,535,294,261
Total loans	1,130,521,988	3,818,967,384
Total non-accrual	356,554,489	907,521,722
1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	687,231,811	596,669,455
1–30 days past due [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	534,963,378	143,422,963
1–30 days past due [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	152,268,433	453,246,492
1–30 days past due [Member] | First lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	221,752,977	62,545,907
1–30 days past due [Member] | First lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	61,067,711	185,790,306
1–30 days past due [Member] | Second lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	313,210,401	80,877,056
1–30 days past due [Member] | Second lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	91,200,722	267,456,186
31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	383,843,342	240,667,057
31–90 days past due [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	320,793,454	63,080,339
31–90 days past due [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	63,049,888	177,586,718
31–90 days past due [Member] | First lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	149,903,725	25,513,691
31–90 days past due [Member] | First lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	21,663,045	68,891,503
31–90 days past due [Member] | Second lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	170,889,729	37,566,648
31–90 days past due [Member] | Second lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	41,386,843	108,695,215
91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	299,323,095	341,220,681
91–179 days past due [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	213,990,561	16,149,711
91–179 days past due [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	85,332,534	325,070,970
91–179 days past due [Member] | First lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	98,060,135	8,692,517
91–179 days past due [Member] | First lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	37,401,946	147,557,351
91–179 days past due [Member] | Second lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	115,930,426	7,457,194
91–179 days past due [Member] | Second lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	47,930,588	177,513,619
180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	158,474,134	428,130,680
180–269 days past due [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	74,095,107	10,092,740
180–269 days past due [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	84,379,027	418,037,940
180–269 days past due [Member] | First lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	38,612,291	1,151,088
180–269 days past due [Member] | First lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	38,952,002	173,920,965
180–269 days past due [Member] | Second lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	35,482,816	8,941,652
180–269 days past due [Member] | Second lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	45,427,025	244,116,975
270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	158,551,039	507,101,627
270–359 days past due [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	69,731,732
270–359 days past due [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	88,819,307	507,101,627
270–359 days past due [Member] | First lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	41,915,011
270–359 days past due [Member] | First lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	44,395,487	218,336,735
270–359 days past due [Member] | Second lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	27,816,721
270–359 days past due [Member] | Second lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	44,423,820	288,764,892
>360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	512,208,680	356,429,968
>360 days past due [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	61,937,219
>360 days past due [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	450,271,461	356,429,968
>360 days past due [Member] | First lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	41,301,764
>360 days past due [Member] | First lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	231,498,405	159,303,732
>360 days past due [Member] | Second lien [Member] | Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	20,635,455
>360 days past due [Member] | Second lien [Member] | Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total loans	¥ 218,773,056	¥ 197,126,236